Debt (Details) - USD ($)				1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended
	Mar. 18, 2021	Jan. 25, 2021	Jul. 27, 2020	Aug. 20, 2021	Jul. 06, 2021	Jul. 06, 2021	Dec. 31, 2021	Dec. 31, 2020	Aug. 26, 2020
Debt (Details) [Line Items]
Interest per annum	15.00%				12.00%	12.00%
Convertible notes							$ 4,900,000
Refinanced loan percentage		93.60%
Loan repaid date	May 07, 2021	Apr. 27, 2021		Oct. 19, 2021
Loan balance								$ 412,560
Note payable	$ 225,000
Debt discount associated							1,444,542
Fair value of warrants							928,779
Beneficial conversion feature							515,763	250,000
Loans agreement				$ 300,000
Accrues interest				91.23%
Maturity date				May 27, 2021
Convertible Debt [Member]
Debt (Details) [Line Items]
Conversion price per share (in Dollars per share)					$ 0.2	$ 0.2
Principal amount					$ 1,000	$ 1,000
Warrant for purchase shares (in Shares)					5,000	5,000
Common stock exercise price per share (in Dollars per share)					$ 0.4	$ 0.4
Aggregate net proceeds					$ 1,900,000	$ 1,900,000
Private Placement [Member]
Debt (Details) [Line Items]
Aggregate units (in Shares)					1,900	3,000
Subscription Agreement [Member]
Debt (Details) [Line Items]
Convertible note face value			$ 250,000
Interest per annum			8.00%		12.00%	12.00%
Convertible into shares (in Shares)			2,500,000
Conversion price per share (in Dollars per share)			$ 0.1
Net carrying amount							177,083	52,083
Convertible notes							250,000	250,000
Unamortized debt discount							$ 72,917	$ 197,917
Warrants exercisable (in Shares)							2,500,000
Common stock price per share (in Dollars per share)					$ 0.2	$ 0.2	$ 0.25
Principal amount					$ 1,000	$ 1,000
Warrant for purchase shares (in Shares)					5,000	5,000
Common stock exercise price per share (in Dollars per share)					$ 0.4	$ 0.4
Aggregate net proceeds					$ 3,000,000	$ 3,000,000
Loan Agreement [Member]
Debt (Details) [Line Items]
Convertible note face value									$ 600,000
Interest per annum									84.00%